Goodwill and Other Intangible Assets	12 Months Ended
Nov. 27, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 3:    GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by business segment for the years ended November 27, 2011, and November 28, 2010, were as follows:

	Americas	Europe	Asia Pacific	Total
	(Dollars in thousands)
Balance, November 29, 2009	$207,423	$32,080	$2,265	$241,768
Additions	—	2,115	—	2,115
Foreign currency fluctuation	4	(2,592)	177	(2,411)

Balance, November 28, 2010	$207,427	$31,603	$2,442	$241,472
Foreign currency fluctuation	(9)	(80)	(413)	(502)

Balance, November 27, 2011	$207,418	$31,523	$2,029	$240,970

Other intangible assets, net, were as follows:

	November 27, 2011			November 28, 2010
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	41,667	(23,051)	18,616	45,712	(17,765)	27,947
Customer lists	20,018	(9,559)	10,459	20,037	(6,075)	13,962

Total	$104,428	$(32,610)	$71,818	$108,492	$(23,840)	$84,652

For the years ended November 27, 2011, and November 28, 2010, amortization of these intangible assets were $12.1 million and $14.8 million, respectively. The amortization of these intangible assets, which is included in “Selling, general and administrative expenses” in the Company’s consolidated statements of income, in the succeeding fiscal years is approximately $12.2 million in 2012, $11.0 million in 2013, and immaterial thereafter.

As of November 27, 2011, there was no impairment to the carrying value of the Company’s goodwill or non-amortized intangible assets.